Severance Indemnities And Pension Plans (Expected Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2014	¥ 76,676
For the fiscal year ending March 31, 2015	79,121
For the fiscal year ending March 31, 2016	80,703
For the fiscal year ending March 31, 2017	81,475
For the fiscal year ending March 31, 2018	82,010
Thereafter (for the fiscal year ending March 31, 2019-2023)	406,746
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2014	8,418
For the fiscal year ending March 31, 2015	9,236
For the fiscal year ending March 31, 2016	9,878
For the fiscal year ending March 31, 2017	10,605
For the fiscal year ending March 31, 2018	11,569
Thereafter (for the fiscal year ending March 31, 2019-2023)	73,374
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2014	1,470
For the fiscal year ending March 31, 2015	1,548
For the fiscal year ending March 31, 2016	1,631
For the fiscal year ending March 31, 2017	1,725
For the fiscal year ending March 31, 2018	1,826
Thereafter (for the fiscal year ending March 31, 2019-2023)	¥ 10,408